RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13 － RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

Name of related party	Relationship with the Company
New Century International Homes Pte. Ltd.	Controlling shareholder
Golden Hill Capital Pte. Ltd. (“GHC”)	Major shareholder
Golden Hill Capital Ltd.	Indirect major shareholder
Gruppo 8 S.R.L.	Entity controlled by two common controlling beneficial shareholders
H.T.L. Furniture, Inc.	Entity controlled by two common controlling beneficial shareholders
Corium Italia S.R.L.	Entity controlled by two common controlling beneficial shareholders
HTL Global Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Trading (India) Private Limited	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (China) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Changshu) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Yangzhou) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Huaian) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Vietnam Company Limited.	Entity controlled by two common controlling beneficial shareholders
HTL Product Design (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Import/Export Trading (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Sofa India Private Limited	Entity controlled by two common controlling beneficial shareholders
Trends Leather (Yangzhou) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Middle East Furniture LLC	Entity controlled by two common controlling beneficial shareholders
New Century Overseas Investments Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Home Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders

Related party balances consisted of the following:

			As of
Name	Nature		December 31,2025	June 30,2026
Gruppo 8 S.R.L.	Accounts receivable – related parties	(a)	$101,783	$-
Corium Italia S.R.L.	Accounts receivable – related parties	(a)	154,660	-
Trends Leather (Yangzhou) Co., Ltd.	Accounts receivable – related parties	(a)	5,507,066	-
			$5,763,509	$-

HTL Global Pte. Ltd.	Amount due from related party	(b)	$2,708,435	$-
New Century International Homes Pte. Ltd.	Amount due from related party	(b)	1,571,817	-
Golden Hill Capital Pte. Ltd.	Amount due from related party	(b)	2,745,840	-
			$7,026,092	$-

HTL Furniture (China) Co., Ltd.	Accounts payable – related parties	(c)	$4,587,578	$6,225,310
HTL Furniture (Changshu) Co., Ltd.	Accounts payable – related parties	(c)	32,088,012	24,708,054
HTL Furniture (Kunshan) Co., Ltd.	Accounts payable – related parties	(c)	16,747,618	13,583,247
HTL Furniture (Huaian) Co., Ltd.	Accounts payable – related parties	(c)	8,173,680	4,991,897
HTL Import/Export Trading (Kunshan) Co., Ltd.	Accounts payable – related parties	(c)	176,533	109,325
HTL Furniture Vietnam Company Limited.	Accounts payable – related parties	(c)	12,017,175	12,469,427
HTL Furniture (Yangzhou) Co., Ltd.	Accounts payable – related parties	(c)	85,458	69,570
HTL Product Design (Kunshan) Co., Ltd.	Accounts payable – related parties	(c)	845,404	1,064,707
HTL Middle East Furniture LLC	Accounts payable – related parties	(c)	29,900	22,573
Corium Italia S.R.L.	Accounts payable – related parties	(c)	45,215	2,282
Gruppo 8 S.R.L.	Accounts payable – related parties	(c)	94,416	78
New Century Trading (India) Private Limited	Accounts payable – related parties	(c)		55,036
New Century Sofa India Private Limited	Accounts payable – related parties	(c)		447,209
Trends Leather (Yangzhou) Co., Ltd.	Accounts payable – related parties	(c)		492
			$74,890,989	$63,749,207

(a)	Accounts receivable due from related parties represented trade receivables from the sale of goods with the Company in the normal course of business, which are unsecured, interest-free and grant with credit terms ranging from 60 to 90 days from the issue date of invoice.
(b)	These balances represented non-trade temporary advances made by the Company, which are unsecured, interest-free and repayable on demand.
(c)	Accounts payable due to related parties represented trade payables from the purchase of goods by the Company in the normal course of business, which are unsecured, interest-free and repayable on demand.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

On May 5, 2025, HTL Marketing and certain related parties entered a deed of global settlement involving debt restructuring under the corporate reorganization exercise (“2025 Global Settlement Deed”). On June 30, 2026, the Company and GHC entered another deed of global settlement to establish a framework for the settlement of all receivables and payables between the Company and GHC Group on an ongoing basis for financial quarters from 2Q2026 onwards (“2026 Global Settlement Deed”).

As of December 31, 2025, the net balance of accounts receivable, related parties, accounts payable, related parties, and amounts due from related parties were $5,763,509, $74,890,989, and $7,026,092, respectively.

As of June 30, 2026, the net balance of accounts receivable, related parties, accounts payable, related parties, and amounts due from related parties were nil, $63,749,207, and nil, respectively.

In the ordinary course of business, during the six months ended June 30, 2025 and 2026, the Company has involved with transactions, either at cost or current market prices and on normal commercial terms among related parties. The following table provides the transactions with these parties for the periods as presented (for the portion of such period that they were considered related):

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

		Six months ended June 30,
Name of related parties	Nature	2025	2026

H.T.L. Furniture, Inc.	Sale of Sofa	$58,521	$63,320
New Century Trading (India) Private Limited	Sale of Sofa	1,491,502	811,627
Trends Leather (Yangzhou) Co., Ltd.	Sale of leather	9,106,919	6,697,933
		$10,656,942	$7,572,880

Gruppo 8 S.R.L.	Purchase of goods	585,175	-
HTL Furniture (Huaian) Co., Ltd.	Purchase of goods	5,056,779	5,685,121
HTL Furniture (Changshu) Co., Ltd.	Purchase of goods	40,378,968	41,393,853
HTL Furniture (China) Co., Ltd.	Purchase of goods	51,541,144	56,306,447
HTL Furniture (Kunshan) Co., Ltd.	Purchase of goods	13,726,028	13,407,373
HTL Furniture Vietnam Company Limited.	Purchase of goods	6,922,039	16,049,743
HTL Import/Export Trading (Kunshan) Co. Ltd.	Purchase of goods	281,230	176,669
New Century Sofa India Private Limited	Purchase of goods	4,813,224	3,548,280
Trends Leather (Yangzhou) Co., Ltd.	Purchase of sample leather	543	493
		$123,305,130	$136,567,979

Gruppo 8 S.R.L.	Commission income	40,590	-
HTL Global Pte. Ltd.	Commission income	14,344	-
		$54,934	$-

H.T.L. Furniture, Inc.	Commission expense	$1,076,116	$1,439,903
New Century Trading (India) Private Limited	Commission expense	119,364	176,372
H.T.L. Furniture Inc.	Service fee	350,844	269,769
		$1,546,324	$1,886,044
HTL Product Design (Kunshan) Co., Ltd.	Professional fee	$2,576,325	$2,357,625
HTL Import/Export Trading (Kunshan) Co., Ltd.	Professional fee	$139,249	$697,377
HTL Furniture (Yangzhou) Co., Ltd.	Professional fee	$93,604	$392,861
		$2,809,178	$3,447,863

HTL Global Pte. Ltd.	Recharge of costs	$4,567	$-

HTL Middle East Furniture LLC	Recharge of costs	$47,992	$78,825

New Century Trading (India) Private Limited	Recharge of costs	$-	$-
		$52,559	$78,825

H.T.L. Furniture, Inc.	Showroom expense	$100,000	$100,000

New Century International Homes Pte Ltd	Office rental income	$2,283	$2,360
New Century Trading (India) Private Limited	Ocean Freight recharge	$(2,341)	$84,000
H.T.L. Furniture, Inc.	Customers’ Claims	$-	$20,763

HTL Global Pte. Ltd.	Management fees	$2,489	$-

H.T.L. Furniture, Inc.	Management fees	-	55,117

Apart from the transactions and balances detailed above and elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Corporate guarantee from GHC

As of December 31, 2025 and June 30, 2026, GHC provided an irrevocable corporate guarantee with a maximum aggregate amount of $50 million to various financial institutions in Singapore to secure the banking facilities borrowed by HTL Marketing. The corporate guarantee expires six months after the full repayment of all loans (see Note 7).